Short-Term Deposits and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Short Term Investments And Deposits Abstract
Schedule of short-term deposits and restricted cash
	As at December 31,
	2023	2022
	$ Thousands
Short-term deposits with bank and others	-	35,662
Short-term restricted cash	532	10,328
	532	45,990